Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000082487 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[1]
C000082487 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000082487 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000082487 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000082487 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000082487 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000082487 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000082487 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
C000082487 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
C000082487 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[1]
C000082487 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000082487 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[2]
C000082487 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[2]
C000082487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000051481 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[3]
C000051481 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000051481 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000051481 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000051481 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000051481 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000051481 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000051481 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[3]
C000051481 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000051481 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[3]
C000051481 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000051481 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[4]
C000051481 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[4]
C000051481 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000088835 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[5]
C000088835 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000088835 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000088835 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000088835 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000088835 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000088835 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000088835 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[5]
C000088835 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[5]
C000088835 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[5]
C000088835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000088835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[6]
C000088835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[6]
C000088835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000011997 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[7]
C000011997 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000011997 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000011997 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000011997 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000011997 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[7]
C000011997 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000011997 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[7]
C000011997 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[7]
C000011997 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[7]
C000011997 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000011997 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[8]
C000011997 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[8]
C000011997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000011998 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[9]
C000011998 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000011998 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000011998 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000011998 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000011998 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000011998 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000011998 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[9]
C000011998 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[9]
C000011998 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[9]
C000011998 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000011998 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[10]
C000011998 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[10]
C000011998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000012000 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[11]
C000012000 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000012000 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000012000 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000012000 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000012000 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000012000 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[11]
C000012000 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[11]
C000012000 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[11]
C000012000 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
C000012000 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%	[12]
C000012000 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[12]
C000012000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000012000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[12],[13]
C000011999 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[14]
C000011999 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000011999 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000011999 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000011999 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000011999 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[14]
C000011999 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[14]
C000011999 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[14]
C000011999 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[14]
C000011999 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[14]
C000011999 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%	[15]
C000011999 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[15]
C000011999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[15]
C000011999 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[15],[16]
C000088838 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[17]
C000088838 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000088838 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000088838 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000088838 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[17]
C000088838 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[17]
C000088838 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[17]
C000088838 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[17]
C000088838 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[17]
C000088838 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000088838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%	[18]
C000088838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[18]
C000088838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000088838 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[18],[19]
C000051482 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[20]
C000051482 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000051482 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000051482 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[20]
C000051482 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000051482 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[20]
C000051482 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[20]
C000051482 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[20]
C000051482 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[20]
C000051482 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[20]
C000051482 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%	[21]
C000051482 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[21]
C000051482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[21]
C000051482 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[21],[22]
C000082488 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[23]
C000082488 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000082488 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000082488 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[23]
C000082488 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000082488 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[23]
C000082488 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[23]
C000082488 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[23]
C000082488 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%	[23]
C000082488 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000082488 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%	[24]
C000082488 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[24]
C000082488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000082488 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[24],[25]
C000082489 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[26]
C000082489 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[26]
C000082489 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[26]
C000082489 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000082489 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[26]
C000082489 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[26]
C000082489 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[26]
C000082489 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[26]
C000082489 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[26]
C000082489 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000082489 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[27]
C000082489 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[27]
C000082489 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[27]
C000082489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000051483 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[28]
C000051483 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[28]
C000051483 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[28]
C000051483 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000051483 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[28]
C000051483 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[28]
C000051483 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[28]
C000051483 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[28]
C000051483 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[28]
C000051483 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[28]
C000051483 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[29]
C000051483 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[29]
C000051483 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[29]
C000051483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000088841 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[30]
C000088841 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[30]
C000088841 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000088841 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[30]
C000088841 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[30]
C000088841 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[30]
C000088841 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[30]
C000088841 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[30]
C000088841 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[30]
C000088841 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[30]
C000088841 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[31]
C000088841 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[31]
C000088841 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[31]
C000088841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000012001 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[32]
C000012001 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[32]
C000012001 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000012001 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[32]
C000012001 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[32]
C000012001 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[32]
C000012001 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[32]
C000012001 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[32]
C000012001 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[32]
C000012001 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
C000012001 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[33]
C000012001 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[33]
C000012001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[33]
C000012001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000012002 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[34]
C000012002 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[34]
C000012002 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000012002 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000012002 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[34]
C000012002 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000012002 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[34]
C000012002 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[34]
C000012002 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[34]
C000012002 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[34]
C000012002 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[35]
C000012002 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[35]
C000012002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[35]
C000012002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000063261 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000063261 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000063261 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[36]
C000063261 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[36]
C000063261 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[36]
C000063261 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[36]
C000063261 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[36]
C000063261 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[36]
C000063261 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000063261 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[36]
C000063261 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%	[37]
C000063261 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[37]
C000063261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[37]
C000063261 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[37]
C000063260 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[38]
C000063260 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[38]
C000063260 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000063260 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[38]
C000063260 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[38]
C000063260 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[38]
C000063260 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[38]
C000063260 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[38]
C000063260 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[38]
C000063260 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[38]
C000063260 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%	[39]
C000063260 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[39]
C000063260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[39]
C000063260 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[39]
C000088844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000088844 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[40]
C000088844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000088844 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000088844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[40]
C000088844 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[40]
C000088844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[40]
C000088844 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[40]
C000088844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[40]
C000088844 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[40]
C000088844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%	[41]
C000088844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[41]
C000088844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[41]
C000088844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[41]
C000063262 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[42]
C000063262 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000063262 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000063262 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[42]
C000063262 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000063262 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[42]
C000063262 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[42]
C000063262 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[42]
C000063262 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[42]
C000063262 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[42]
C000063262 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%	[43]
C000063262 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[43]
C000063262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[43]
C000063262 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[43]
C000082490 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000082490 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000082490 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000082490 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[44]
C000082490 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000082490 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[44]
C000082490 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[44]
C000082490 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[44]
C000082490 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[44]
C000082490 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[44]
C000082490 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%	[45]
C000082490 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[45]
C000082490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[45]
C000082490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[45]
C000089952 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[46]
C000089952 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[46]
C000089952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000089952 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[46]
C000089952 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[46]
C000089952 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000089952 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[46]
C000089952 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000089952 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[46]
C000089952 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[46]
C000089952 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000089952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%	[47]
C000089952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[47]
C000089952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[47]
C000089956 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[48]
C000089956 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000089956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[48]
C000089956 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000089956 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[48]
C000089956 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[48]
C000089956 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[48]
C000089956 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[48]
C000089956 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[48]
C000089956 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[48]
C000089956 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000089956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%	[49]
C000089956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[49]
C000089956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[49]
C000089954 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[50]
C000089954 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000089954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[50]
C000089954 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000089954 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[50]
C000089954 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[50]
C000089954 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[50]
C000089954 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000089954 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[50]
C000089954 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[50]
C000089954 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[51]
C000089954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%	[51]
C000089954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[51]
C000089954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[51]
C000089953 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[52]
C000089953 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000089953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[52]
C000089953 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000089953 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[52]
C000089953 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[52]
C000089953 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[52]
C000089953 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[52]
C000089953 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[52]
C000089953 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[52]
C000089953 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[53]
C000089953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%	[53]
C000089953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[53]
C000089953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[53]
C000089955 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[54]
C000089955 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000089955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000089955 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000089955 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[54]
C000089955 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[54]
C000089955 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[54]
C000089955 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000089955 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[54]
C000089955 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[54]
C000089955 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[55]
C000089955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%	[55]
C000089955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[55]
C000089955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[55]
C000089959 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[56]
C000089959 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[56]
C000089959 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[56]
C000089959 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000089959 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[56]
C000089959 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[56]
C000089959 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[56]
C000089959 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[56]
C000089959 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[56]
C000089959 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[56]
C000089959 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%	[57]
C000089959 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[57]
C000089959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[57]
C000089959 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[57]
C000089957 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[58]
C000089957 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[58]
C000089957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
C000089957 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[58]
C000089957 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[58]
C000089957 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[58]
C000089957 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[58]
C000089957 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[58]
C000089957 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[58]
C000089957 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[58]
C000089957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%	[59]
C000089957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[59]
C000089957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[59]
C000089957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[59]
C000089958 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[60]
C000089958 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[60]
C000089958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[60]
C000089958 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[60]
C000089958 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[60]
C000089958 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[60]
C000089958 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[60]
C000089958 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[60]
C000089958 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[60]
C000089958 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[60]
C000089958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%	[61]
C000089958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[61]
C000089958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[61]
C000089958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[61]
C000089960 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[62]
C000089960 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[62]
C000089960 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[62]
C000089960 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[62]
C000089960 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[62]
C000089960 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[62]
C000089960 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[62]
C000089960 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[62]
C000089960 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[62]
C000089960 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[62]
C000089960 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%	[63]
C000089960 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[63]
C000089960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[63]
C000089960 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[63]
C000089961 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[64]
C000089961 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[64]
C000089961 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[64]
C000089961 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[64]
C000089961 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[64]
C000089961 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[64]
C000089961 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[64]
C000089961 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[64]
C000089961 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%	[64]
C000089961 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[64]
C000089961 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%	[65]
C000089961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[65]
C000089961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[65]
C000089961 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[65]
C000089966 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[66]
C000089966 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[66]
C000089966 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[66]
C000089966 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[66]
C000089966 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[66]
C000089966 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[66]
C000089966 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[66]
C000089966 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[66]
C000089966 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[66]
C000089966 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[66]
C000089966 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%	[67]
C000089966 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[67]
C000089966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[67]
C000089966 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[67]
C000089965 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000089965 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[68]
C000089965 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[68]
C000089965 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000089965 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[68]
C000089965 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[68]
C000089965 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[68]
C000089965 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[68]
C000089965 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[68]
C000089965 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[68]
C000089965 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%	[69]
C000089965 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[69]
C000089965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[69]
C000089965 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[69]
C000089963 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000089963 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[70]
C000089963 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[70]
C000089963 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000089963 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[70]
C000089963 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[70]
C000089963 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[70]
C000089963 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[70]
C000089963 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[70]
C000089963 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[70]
C000089963 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%	[71]
C000089963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[71]
C000089963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[71]
C000089963 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[71]
C000089962 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[72]
C000089962 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[72]
C000089962 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000089962 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[72]
C000089962 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[72]
C000089962 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[72]
C000089962 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[72]
C000089962 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[72]
C000089962 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[72]
C000089962 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[72]
C000089962 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%	[73]
C000089962 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[73]
C000089962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[73]
C000089962 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[73]
C000089964 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[74]
C000089964 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[74]
C000089964 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[74]
C000089964 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[74]
C000089964 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[74]
C000089964 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[74]
C000089964 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[74]
C000089964 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[74]
C000089964 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[74]
C000089964 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[74]
C000089964 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%	[75]
C000089964 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[75]
C000089964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[75]
C000089964 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)	[75]
C000187070 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[76]
C000187070 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[76]
C000187070 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[76]
C000187070 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[76]
C000187070 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[76]
C000187070 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[76]
C000187070 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[76]
C000187070 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000187070 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[76]
C000187070 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[76]
C000187070 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[77]
C000187070 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000187070 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[77]
C000187070 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[77]
C000187068 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[78]
C000187068 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[78]
C000187068 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[78]
C000187068 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[78]
C000187068 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[78]
C000187068 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[78]
C000187068 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[78]
C000187068 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[78]
C000187068 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[78]
C000187068 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[78]
C000187068 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[79]
C000187068 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000187068 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[79]
C000187068 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[79]
C000187069 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[80]
C000187069 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[80]
C000187069 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[80]
C000187069 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[80]
C000187069 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[80]
C000187069 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[80]
C000187069 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[80]
C000187069 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[80]
C000187069 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[80]
C000187069 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[80]
C000187069 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[81]
C000187069 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000187069 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[81]
C000187069 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[81]
C000187072 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[82]
C000187072 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000187072 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[82]
C000187072 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[82]
C000187072 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[82]
C000187072 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[82]
C000187072 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[82]
C000187072 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[82]
C000187072 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[82]
C000187072 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[82]
C000187072 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[83]
C000187072 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000187072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[83]
C000187072 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[83]
C000187071 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000187071 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[84]
C000187071 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000187071 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[84]
C000187071 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[84]
C000187071 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[84]
C000187071 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[84]
C000187071 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[84]
C000187071 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[84]
C000187071 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[84]
C000187071 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%	[85]
C000187071 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000187071 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[85]
C000187071 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[85]
C000213847 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[86]
C000213847 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[86]
C000213847 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[86]
C000213847 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[86]
C000213847 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[86]
C000213847 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[86]
C000213847 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[86]
C000213847 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[86]
C000213847 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[86]
C000213847 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[86]
C000213847 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[87]
C000213847 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[87]
C000213847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[87]
C000213847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[87]
C000213844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[88]
C000213844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[88]
C000213844 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[88]
C000213844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[88]
C000213844 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[88]
C000213844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[88]
C000213844 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[88]
C000213844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[88]
C000213844 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[88]
C000213844 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[88]
C000213844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[89]
C000213844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[89]
C000213844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[89]
C000213844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[89]
C000213843 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[90]
C000213843 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000213843 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[90]
C000213843 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[90]
C000213843 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[90]
C000213843 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[90]
C000213843 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[90]
C000213843 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[90]
C000213843 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[90]
C000213843 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[90]
C000213843 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[91]
C000213843 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[91]
C000213843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[91]
C000213843 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[91]
C000213845 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[92]
C000213845 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[92]
C000213845 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[92]
C000213845 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[92]
C000213845 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[92]
C000213845 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[92]
C000213845 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[92]
C000213845 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[92]
C000213845 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[92]
C000213845 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[92]
C000213845 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[93]
C000213845 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[93]
C000213845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[93]
C000213845 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[93]
C000213846 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[94]
C000213846 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[94]
C000213846 [Member] | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[94]
C000213846 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[94]
C000213846 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[94]
C000213846 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[94]
C000213846 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[94]
C000213846 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[94]
C000213846 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[94]
C000213846 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[94]
C000213846 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[95]
C000213846 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[95]
C000213846 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[95]
C000213846 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[95]
C000251825 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[96]
C000251825 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[96]
C000251825 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[96]
C000251825 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[96]
C000251825 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[96]
C000251825 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[96]
C000251825 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[96]
C000251825 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[96]
C000251825 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[96]
C000251825 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[96]
C000251825 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%	[97]
C000251825 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[97]
C000251825 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[97]
C000251825 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[97]
C000251826 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[98]
C000251826 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[98]
C000251826 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[98]
C000251826 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[98]
C000251826 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[98]
C000251826 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[98]
C000251826 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[98]
C000251826 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[98]
C000251826 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[98]
C000251826 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[98]
C000251826 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%	[99]
C000251826 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[99]
C000251826 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[99]
C000251826 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[99]
C000251827 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[100]
C000251827 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[100]
C000251827 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[100]
C000251827 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[100]
C000251827 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[100]
C000251827 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[100]
C000251827 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[100]
C000251827 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[100]
C000251827 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[100]
C000251827 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[100]
C000251827 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%	[101]
C000251827 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000251827 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[101]
C000251827 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[101]
C000251828 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[102]
C000251828 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[102]
C000251828 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[102]
C000251828 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[102]
C000251828 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[102]
C000251828 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[102]
C000251828 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[102]
C000251828 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[102]
C000251828 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[102]
C000251828 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[102]
C000251828 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%	[103]
C000251828 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[103]
C000251828 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[103]
C000251828 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[103]
C000251824 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[104]
C000251824 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[104]
C000251824 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[104]
C000251824 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[104]
C000251824 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[104]
C000251824 [Member] | Diversified Equity Alpha Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%	[104]
C000251824 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[104]
C000251824 [Member] | iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[104]
C000251824 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[104]
C000251824 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[104]
C000251824 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%	[105]
C000251824 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[105]
C000251824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[105]
C000251824 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[105]

[1]	Excludes short-term securities.
[2]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[3]	Excludes short-term securities.
[4]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[5]	Excludes short-term securities.
[6]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[7]	Excludes short-term securities.
[8]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[9]	Excludes short-term securities.
[10]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[11]	Excludes short-term securities.
[12]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[13]	Rounds to greater than (0.1)%.
[14]	Excludes short-term securities.
[15]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[16]	Rounds to greater than (0.1)%.
[17]	Excludes short-term securities.
[18]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[19]	Rounds to greater than (0.1)%.
[20]	Excludes short-term securities.
[21]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[22]	Rounds to greater than (0.1)%.
[23]	Excludes short-term securities.
[24]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[25]	Rounds to greater than (0.1)%.
[26]	Excludes short-term securities.
[27]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[28]	Excludes short-term securities.
[29]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[30]	Excludes short-term securities.
[31]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[32]	Excludes short-term securities.
[33]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[34]	Excludes short-term securities.
[35]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[36]	Excludes short-term securities.
[37]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[38]	Excludes short-term securities.
[39]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[40]	Excludes short-term securities.
[41]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[42]	Excludes short-term securities.
[43]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[44]	Excludes short-term securities.
[45]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[46]	Excludes short-term securities.
[47]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[48]	Excludes short-term securities.
[49]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[50]	Excludes short-term securities.
[51]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[52]	Excludes short-term securities.
[53]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[54]	Excludes short-term securities.
[55]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[56]	Excludes short-term securities.
[57]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[58]	Excludes short-term securities.
[59]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[60]	Excludes short-term securities.
[61]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[62]	Excludes short-term securities.
[63]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[64]	Excludes short-term securities.
[65]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[66]	Excludes short-term securities.
[67]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[68]	Excludes short-term securities.
[69]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[70]	Excludes short-term securities.
[71]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[72]	Excludes short-term securities.
[73]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[74]	Excludes short-term securities.
[75]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[76]	Excludes short-term securities.
[77]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[78]	Excludes short-term securities.
[79]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[80]	Excludes short-term securities.
[81]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[82]	Excludes short-term securities.
[83]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[84]	Excludes short-term securities.
[85]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[86]	Excludes short-term securities.
[87]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[88]	Excludes short-term securities.
[89]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[90]	Excludes short-term securities.
[91]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[92]	Excludes short-term securities.
[93]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[94]	Excludes short-term securities.
[95]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[96]	Excludes short-term securities.
[97]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[98]	Excludes short-term securities.
[99]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[100]	Excludes short-term securities.
[101]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[102]	Excludes short-term securities.
[103]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
[104]	Excludes short-term securities.
[105]	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.